Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2016, 2017 and 2018 (in thousands).

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues:
Online game services	27,980,491	36,281,642	40,190,057
E-commerce	4,541,744	11,670,416	19,235,476
Advertising services	2,152,379	2,408,823	2,500,833
Innovative businesses and others	3,504,230	3,741,138	5,230,087
Total net revenues	38,178,844	54,102,019	67,156,453

Cost of revenues:
Online game services	(9,974,146)	(13,473,339)	(14,617,656)
E-commerce	(3,986,871)	(10,464,714)	(17,688,717)
Advertising services	(749,652)	(797,892)	(889,677)
Innovative businesses and others	(1,804,363)	(3,453,381)	(5,556,907)
Total cost of revenues	(16,515,032)	(28,189,326)	(38,752,957)

Gross profit/(loss):
Online game services	18,006,345	22,808,303	25,572,401
E-commerce	554,873	1,205,702	1,546,759
Advertising services	1,402,727	1,610,931	1,611,156
Innovative businesses and others	1,699,867	287,757	(326,820)
Total gross profit	21,663,812	25,912,693	28,403,496

Schedule of breakdown of net revenues by type of good or service

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Online games services	27,980,491	36,281,642	40,190,057
Online product sales from e-commerce platforms	4,430,389	11,447,037	18,637,521
Advertising services	2,152,379	2,408,823	2,500,833
Others	3,615,585	3,964,517	5,828,042
Total Net revenue	38,178,844	54,102,019	67,156,453

Schedule of total depreciation and amortization expenses of property and equipment and land use rights by segment

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Online game services	101,400	157,695	235,896
E-commerce	274	4,745	18,482
Advertising services	4,061	8,712	10,727
Innovative businesses and others	52,933	89,953	184,987
Total depreciation and amortization expenses of property and equipment and land use rights	158,668	261,105	450,092